Contents of Significant Accounts - Movements in Present Value of Defined Benefit Obligation and Fair Value of Plan Assets (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	$ (4,665,498)	$ (5,106,623)
Service cost	(8,435)	(9,893)
Interest income (cost)	(55,986)	(63,322)
Subtotal	(64,421)	(73,215)
Arising from changes in demographic assumptions	(142,117)	0
Arising from changes in financial assumptions	98,669	166,401
Experience adjustments	20,669	226,634
Subtotal	(22,779)	393,035
Benefits paid	359,975	121,305
Ending balance	(4,392,723)	(4,665,498)
Plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	2,460,413	2,237,221
Interest income (cost)	29,525	27,742
Contribution by employer	619,281	307,556
Benefits paid	(359,975)	(121,305)
Return on plan assets, excluding amounts included in interest income	211,230	9,199
Ending balance	$ 2,960,474	$ 2,460,413